Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Net income	[1]	$ 58,667	$ 53,876	$ 65,225
Other comprehensive income, net of tax		0	0	0
Comprehensive income		$ 58,667	$ 53,876	$ 65,225

[1]	Included in net income is interest paid amounting to $37.3 million, $25.1 million and $31.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.